Restructuring, Impairment and Other Charges (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Schedule of Restructuring, Impairment and Other Charges Recognized in Results of Operations

2016	Employee Terminations	Other Restructuring Charges	Total Restructuring Charges	Other Charges	Total
U.S.	$3.0	$1.5	$4.5	$0.2	$4.7
International	0.6	—	0.6	—	0.6
Corporate	0.1	—	0.1	—	0.1

Total	$3.7	$1.5	$5.2	$0.2	$5.4

2015	Employee Terminations	Other Restructuring Charges	Total Restructuring Charges	Other Charges	Total
U.S.	$1.4	$1.9	$3.3	$0.2	$3.5
International	0.9	—	0.9	—	0.9

Total	$2.3	$1.9	$4.2	$0.2	$4.4

2014	Employee Terminations	Other Restructuring Charges	Total Restructuring Charges	Impairment	Other Charges	Total
U.S.	$0.1	$2.1	$2.2	$—	$0.3	$2.5
International	0.6	—	0.6	1.7	—	2.3

Total	$0.7	$2.1	$2.8	$1.7	$0.3	$4.8

Fair Values, Valuation Techniques and Related Unobservable Inputs of Level Three

The following table presents the fair value, valuation techniques and related unobservable inputs for these Level 3 measurements for the year ended December 31, 2014.

	Fair Value	Valuation Technique	Unobservable Input	Rate
2014
Customer relationships	$—	Excess earnings	Attrition rate	12.0%

Schedule of Changes in the Restructuring Reserve

The restructuring reserve as of December 31, 2016 and 2015, and changes during the year ended December 31, 2016, were as follows:

	December 31, 2015	Restructuring Charges	Foreign Exchange and Other	Cash Paid	December 31, 2016
Employee terminations	$0.9	$3.7	$(0.1)	$(2.9)	$1.6
Lease terminations and other	4.9	1.5	—	(2.6)	3.8

Total	$5.8	$5.2	$(0.1)	$(5.5)	$5.4

The restructuring reserve as of December 31, 2015 and 2014, and changes during the year ended December 31, 2015, were as follows:

	December 31, 2014	Restructuring Charges	Foreign Exchange and Other	Cash Paid	December 31, 2015
Employee terminations	$0.1	$2.3	$—	$(1.5)	$0.9
Lease terminations and other	6.1	1.9	(0.2)	(2.9)	4.9

Total	$6.2	$4.2	$(0.2)	$(4.4)	$5.8